DEBT AND RELATED PARTY DEBT - Other Term Loans (Details) $ in Millions	2 Months Ended
	Jun. 30, 2024 USD ($) item	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Term Loan 1
DEBT AND RELATED PARTY DEBT
Loan amount							$ 4.0
Interest rate			14.20%				13.00%
Term Loan 2
DEBT AND RELATED PARTY DEBT
Loan amount							$ 2.5
Interest rate			38.20%				34.00%
Term Loan 3
DEBT AND RELATED PARTY DEBT
Loan amount						$ 0.7
Interest rate			20.10%			18.00%
Term Loan 4
DEBT AND RELATED PARTY DEBT
Interest rate			17.80%
Term loan 5
DEBT AND RELATED PARTY DEBT
Interest rate			17.80%
Term loan 6
DEBT AND RELATED PARTY DEBT
Interest rate			17.80%
Term Loans 4 -7
DEBT AND RELATED PARTY DEBT
Loan amount	$ 3.5
Number of monthly payments | item	24
Term loans 4, 5, and 6
DEBT AND RELATED PARTY DEBT
Loan amount				$ 2.0
Interest rate				17.00%
Term loan 7
DEBT AND RELATED PARTY DEBT
Loan amount	$ 1.5
Interest rate	18.00%		18.80%
Other term loans
DEBT AND RELATED PARTY DEBT
Loan amount outstanding		$ 1.9	$ 4.8		$ 4.9